Finance Receivables and Operating Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Components of Finance Receivables

The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2017	2016
	(Millions of yen)
Total minimum lease payments receivable	361,686	306,766
Unguaranteed residual values	15,055	14,776
Executory costs	(2,216)	(34)
Unearned income	(32,286)	(30,288)

	342,239	291,220
Less allowance for credit losses	(2,681)	(2,325)

	339,558	288,895
Less current portion	(120,186)	(105,308)

	219,372	183,587

Activity in Allowance for Credit Losses

The activity in the allowance for credit losses is as follows:

	Years ended December 31
	2017	2016
	(Millions of yen)
Balance at beginning of year	2,325	2,878
Charge-offs	(1,523)	(978)
Provision	1,436	398
Translation adjustments and other	443	27

Balance at end of year	2,681	2,325

Future Minimum Lease Payments to be Received under Financing Leases and Noncancelable Operating Leases

The following is a schedule by year of the future minimum lease payments to be received under financing leases and noncancelable operating leases at December 31, 2017.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2018	134,020	8,580
2019	102,203	4,446
2020	69,180	2,636
2021	38,264	1,347
2022	14,819	401
Thereafter	3,200	34

	361,686	17,444